GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charges	$ 116	$ 1,038	$ 1,026
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charges	0	194	0
Intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charges	0	0	6
Tangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charges	$ 116	$ 844	$ 1,020